Impaired Loans by Segment and Class (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 293.4		$ 269.8
Unpaid principal balance	360.5		325.4
Specific allowance	10.4		18.0
Average recorded investment	282.9	[1]	242.5	[1]
Interest income recognized	3.8		2.1
Commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment	99.5		125.0
Unpaid principal balance	123.2		144.8
Specific allowance	8.1		11.0
Average recorded investment	102.8	[1]	108.3	[1]
Interest income recognized	1.3		1.3
Commercial | Commercial and Institutional
Financing Receivable, Impaired [Line Items]
With no related specific reserve, recorded investment	12.2		15.1
With a related specific reserve, recorded investment	9.6		8.1
With no related specific reserve, unpaid principal balance	18.1		19.3
With a related specific reserve, unpaid principal balance	12.1		10.2
Specific allowance	3.6		2.8
With no related specific reserve, average recorded investment	11.7	[1]	22.7	[1]
With a related specific reserve, average recorded investment	12.5	[1]	6.9	[1]
With no related specific reserve, interest income recognized	0.2		0.1
With a related specific reserve, interest income recognized
Commercial | Commercial Real Estate
Financing Receivable, Impaired [Line Items]
With no related specific reserve, recorded investment	46.6		64.9
With a related specific reserve, recorded investment	26.7		32.3
With no related specific reserve, unpaid principal balance	57.1		76.9
With a related specific reserve, unpaid principal balance	31.5		33.8
Specific allowance	4.5		8.2
With no related specific reserve, average recorded investment	42.4	[1]	51.6	[1]
With a related specific reserve, average recorded investment	31.0	[1]	23.3	[1]
With no related specific reserve, interest income recognized	0.9		1.2
With a related specific reserve, interest income recognized
Commercial | Lease Financing, net
Financing Receivable, Impaired [Line Items]
With no related specific reserve, recorded investment	4.4		4.6
With no related specific reserve, unpaid principal balance	4.4		4.6
With no related specific reserve, average recorded investment	4.5	[1]	3.8	[1]
With a related specific reserve, average recorded investment	0.7	[1]
With no related specific reserve, interest income recognized	0.2
With a related specific reserve, interest income recognized
Personal
Financing Receivable, Impaired [Line Items]
Recorded Investment	193.9		144.8
Unpaid principal balance	237.3		180.6
Specific allowance	2.3		7.0
Average recorded investment	180.1	[1]	134.2	[1]
Interest income recognized	2.5		0.8
Personal | Residential Real Estate
Financing Receivable, Impaired [Line Items]
With no related specific reserve, recorded investment	185.0		131.3
With a related specific reserve, recorded investment	8.1		11.8
With no related specific reserve, unpaid principal balance	227.8		165.7
With a related specific reserve, unpaid principal balance	8.7		13.0
Specific allowance	2.3		6.1
With no related specific reserve, average recorded investment	160.2	[1]	117.3	[1]
With a related specific reserve, average recorded investment	5.7	[1]	14.3	[1]
With no related specific reserve, interest income recognized	2.5		0.8
With a related specific reserve, interest income recognized
Personal | Private Client
Financing Receivable, Impaired [Line Items]
With no related specific reserve, recorded investment	0.8		0.8
With a related specific reserve, recorded investment			0.9
With no related specific reserve, unpaid principal balance	0.8		1.0
With a related specific reserve, unpaid principal balance			0.9
Specific allowance			0.9
With no related specific reserve, average recorded investment	10.2	[1]	1.6	[1]
With a related specific reserve, average recorded investment	4.0	[1]	1.0	[1]
With a related specific reserve, interest income recognized

[1]	Average recorded investments in impaired loans are calculated as the average of the month-end impaired loan balances for the period.